UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Intelligent Risk Conservative Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.9%

	EXCHANGE-TRADED FUNDS – 98.9%

	Commodity Funds – 15.5%

6,893	PowerShares DB Commodity Index Tracking Fund	$140,755

1,951	PowerShares DB Gold Fund	75,172
	Total Commodity Funds	215,927

	Equity Funds – 34.6%

1,014	iShares® Russell 1000® Index Fund	117,168

665	iShares® Russell 2000® Index Fund	77,652

1,241	iShares® S&P North American Natural Resources Sector Index Fund	48,287

2,159	Vanguard FTSE Developed Markets ETF	85,518

1,570	Vanguard FTSE Emerging Markets ETF	66,207

1,079	Vanguard REIT ETF	86,935
	Total Equity Funds	481,767

	Fixed Income Funds – 48.8%

277	iShares® Barclays 1-3 Year Treasury Bond Fund	23,479

1,429	iShares® Barclays 20+ Year Treasury Bond Fund	175,038

469	iShares® Barclays U.S. Treasury Inflation Protected Securities Index Fund	53,119

2,789	iShares® National AMT-Free Municipal Bond Fund	306,538

3,032	SPDR® Barclays Capital High Yield Bond Fund	120,007
	Total Fixed Income Funds	678,181
	Total Long-Term Investments (cost $1,298,325)	1,375,875

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

2,488	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$2,489
	Total Short-Term Investments (cost $2,489)	2,489
	Total Investments (cost $1,300,814) – 99.1%	1,378,364
	Other Assets Less Liabilities – 0.9%	12,181
	Net Assets – 100%	$1,390,545

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	1

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,375,875	$—	$—	$1,375,875
Short-Term Investments:
Money Market Funds	2,489	—	—	2,489
Total	$1,378,364	$—	$—	$1,378,364

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $1,344,524.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$122,636
Depreciation	(88,796)
Net unrealized appreciation (depreciation) of investments	$33,840

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

REIT	Real Estate Investment Trust.

2	Nuveen Investments

Nuveen Intelligent Risk Growth Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	EXCHANGE-TRADED FUNDS – 98.8%

	Equity Funds – 98.8%

6,818	iShares® Russell 2000® Index Fund	$796,138

14,667	iShares® S&P North American Natural Resources Sector Index Fund	570,693

21,826	Vanguard FTSE Developed Markets ETF	864,528

8,117	Vanguard FTSE Emerging Markets ETF	342,294
	Total Long-Term Investments (cost $2,512,359)	2,573,653

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

14,975	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$14,975
	Total Short-Term Investments (cost 14,975)	14,975
	Total Investments (cost $2,527,334) – 99.4%	2,588,628
	Other Assets Less Liabilities – 0.6%	16,102
	Net Assets – 100%	$2,604,730

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,573,653	$—	$—	$2,573,653
Short-Term Investments:
Money Market Funds	14,975	—	—	14,975
Total	$2,588,628	$—	$—	$2,588,628

Nuveen Investments	3

Nuveen Intelligent Risk Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $2,534,134.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$112,584
Depreciation	(58,090)
Net unrealized appreciation (depreciation) of investments	$54,494

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

4	Nuveen Investments

Nuveen Intelligent Risk Moderate Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 100.3%

	EXCHANGE-TRADED FUNDS – 100.3%

	Commodity Funds – 16.7%

8,567	PowerShares DB Gold Fund	$330,085

	Equity Funds – 75.3%

2,120	iShares® Russell 1000® Index Fund	244,966

2,131	iShares® Russell 2000® Index Fund	248,837

4,209	iShares® S&P North American Natural Resources Sector Index Fund	163,772

6,950	Vanguard FTSE Developed Markets ETF	275,290

5,651	Vanguard FTSE Emerging Markets ETF	238,303

3,996	Vanguard REIT ETF	321,958
	Total Equity Funds	1,493,126

	Fixed Income Funds – 8.3%

1,348	iShares® Barclays 20+ Year Treasury Bond Fund	165,117
	Total Long-Term Investments (cost $1,803,494)	1,988,328

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

34,504	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$34,504
	Total Short-Term Investments (cost $34,504)	34,504
	Total Investments (cost $1,837,998) – 102%	2,022,832
	Other Assets Less Liabilities – (2.0)%	(39,576)
	Net Assets – 100%	$1,983,256

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,988,328	$—	$—	$1,988,328
Short-Term Investments:
Money Market Funds	34,504	—	—	34,504
Total	$2,022,832	$—	$—	$2,022,832

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $1,850,526.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$216,288
Depreciation	(43,982)
Net unrealized appreciation (depreciation) of investments	$172,306

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

REIT	Real Estate Investment Trust.

6	Nuveen Investments

Nuveen Large Cap Value Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 2.1%

43,000	Huntington Ingalls Industries Inc.	$4,685,710

114,000	Textron Inc.	4,938,480
	Total Aerospace & Defense	9,624,190

	Airlines – 2.1%

134,000	Delta Air Lines, Inc.	6,253,780

75,000	Southwest Airlines Co.	3,136,500
	Total Airlines	9,390,280

	Auto Components – 1.4%

7,200	Delphi Automotive PLC	525,240

22,000	Lear Corporation	2,110,020

38,000	Visteon Corporation, (2)	3,724,000
	Total Auto Components	6,359,260

	Automobiles – 1.6%

458,000	Ford Motor Company	7,204,340

	Banks – 6.3%

707,000	Bank of America Corporation	12,047,280

233,000	JPMorgan Chase & Co.	14,017,280

43,000	Wells Fargo & Company	2,342,640
	Total Banks	28,407,200

	Biotechnology – 1.1%

29,000	Amgen Inc.	4,793,990

	Capital Markets – 4.3%

40,000	Ameriprise Financial, Inc.	5,270,800

43,000	Goldman Sachs Group, Inc.	8,101,630

76,000	State Street Corporation	5,831,480
	Total Capital Markets	19,203,910

	Chemicals – 0.6%

68,000	Cabot Corporation	2,929,440

	Commercial Services & Supplies – 1.0%

179,000	Pitney Bowes Inc.	4,406,980

	Communication Equipment – 1.4%

418,000	Brocade Communications Systems Inc.	4,727,580

56,000	Cisco Systems, Inc.	1,547,840
	Total Communication Equipment	6,275,420

Nuveen Investments	7

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals – 5.2%

38,000	Apple, Inc.	$4,519,340

45,000	EMC Corporation	1,365,750

203,000	Hewlett-Packard Company	7,929,180

107,000	Lexmark International, Inc., Class A	4,586,020

47,000	Western Digital Corporation	4,853,690
	Total Computers & Peripherals	23,253,980

	Construction & Engineering – 1.0%

134,000	AECOM Technology Corporation, (2)	4,289,340

	Consumer Finance – 1.3%

88,000	Discover Financial Services	5,768,400

	Diversified Consumer Services – 2.1%

154,000	Apollo Group, Inc., (2)	4,807,880

96,000	Devry Education Group Inc.	4,690,560
	Total Diversified Consumer Services	9,498,440

	Diversified Financial Services – 1.7%

19,000	Berkshire Hathaway Inc., Class B, (2)	2,825,110

113,000	Voya Financial Inc.	4,732,440
	Total Diversified Financial Services	7,557,550

	Diversified Telecommunication Services – 5.3%

139,000	AT&T Inc.	4,917,820

137,000	CenturyLink Inc.	5,585,490

731,000	Frontier Communications Corporation	5,153,550

208,000	Intelsat SA, (2)	3,662,880

467,000	Windstream Holdings Inc.	4,721,370
	Total Diversified Telecommunication Services	24,041,110

	Electrical Equipment – 0.6%

36,000	Regal-Beloit Corporation	2,603,520

	Electronic Components – 2.2%

267,000	Corning Incorporated	5,612,340

92,000	Dolby Laboratories, Inc.	4,082,960
	Total Electronic Components	9,695,300

	Electronic Equipment & Instruments – 2.8%

75,000	Arrow Electronics, Inc., (2)	4,383,000

212,000	Jabil Circuit Inc.	4,399,000

64,000	Tech Data Corporation, (2)	3,989,120
	Total Electronic Equipment & Instruments	12,771,120

	Food & Staples Retailing – 1.4%

31,000	Costco Wholesale Corporation	4,405,720

8	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

32,000	Safeway Inc.	$1,114,880

9,000	Wal-Mart Stores, Inc.	787,860
	Total Food & Staples Retailing	6,308,460

	Food Products – 2.4%

114,000	Archer-Daniels-Midland Company	6,005,520

145,000	Pilgrim’s Pride Corporation, (2)	4,683,500
	Total Food Products	10,689,020

	Health Care Equipment & Supplies – 0.8%

55,000	Saint Jude Medical Inc.	3,737,800

	Health Care Providers & Services – 8.2%

66,000	Aetna Inc.	5,757,840

48,000	Anthem Inc.	6,139,680

71,000	Cardinal Health, Inc.	5,835,490

54,000	CIGNA Corporation	5,556,060

36,000	Humana Inc.	4,966,920

88,000	UnitedHealth Group Incorporated	8,679,440
	Total Health Care Providers & Services	36,935,430

	Hotels, Restaurants & Leisure – 2.1%

10,000	Marriott International, Inc., Class A	787,900

304,000	Penn National Gaming, Inc., (2)	4,316,800

58,000	Royal Caribbean Cruises Limited	4,276,920
	Total Hotels, Restaurants & Leisure	9,381,620

	Household Durables – 1.2%

28,000	Whirlpool Corporation	5,212,760

	Household Products – 0.2%

12,000	Procter & Gamble Company	1,085,160

	Industrial Conglomerates – 0.6%

104,000	General Electric Company	2,754,960

	Insurance – 8.1%

104,000	Aspen Insurance Holdings Limited	4,599,920

18,000	Assurant Inc.	1,216,620

54,000	Chubb Corporation	5,564,700

28,000	Everest Reinsurance Group Ltd	4,910,920

41,000	PartnerRe Limited	4,776,910

54,000	Reinsurance Group of America Inc.	4,628,880

45,000	RenaissanceRE Holdings, Limited	4,406,400

59,000	Travelers Companies, Inc.	6,162,550
	Total Insurance	36,266,900

Nuveen Investments	9

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	IT Services – 4.3%

171,000	Booz Allen Hamilton Holding	$4,652,910

75,000	Computer Sciences Corporation	4,753,500

258,000	Genpact Limited, (2)	4,649,160

382,000	Xerox Corporation	5,332,720
	Total IT Services	19,388,290

	Machinery – 4.1%

61,000	Caterpillar Inc.	6,136,600

72,000	Joy Global Inc.	3,530,880

49,000	SPX Corporation	4,394,810

130,000	Trinity Industries Inc.	4,167,800
	Total Machinery	18,230,090

	Media – 2.2%

4,300	DirecTV, (2)	377,153

71,000	John Wiley and Sons Inc., Class A	4,240,120

116,000	Starz, Class A, (2)	3,826,840

18,000	Time Warner Inc.	1,532,160
	Total Media	9,976,273

	Multiline Retail – 3.2%

99,000	Big Lots, Inc.	5,029,200

38,000	Dillard’s, Inc., Class A	4,479,440

81,000	Kohl’s Corporation	4,829,220
	Total Multiline Retail	14,337,860

	Oil, Gas & Consumable Fuels – 2.7%

7,000	Chevron Corporation	762,090

326,000	Denbury Resources Inc.	2,692,760

94,000	Exxon Mobil Corporation	8,510,760
	Total Oil, Gas & Consumable Fuels	11,965,610

	Paper & Forest Products – 1.2%

97,000	International Paper Company	5,220,540

	Personal Products – 0.9%

436,000	Avon Products, Inc.	4,264,080

	Pharmaceuticals – 5.9%

22,000	Johnson & Johnson	2,381,500

183,000	Merck & Company Inc.	11,053,200

422,000	Pfizer Inc.	13,145,300
	Total Pharmaceuticals	26,580,000

10	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 0.6%

41,000	Intel Corporation	$1,527,250

66,096	NVIDIA Corporation	1,386,033
	Total Semiconductors & Semiconductor Equipment	2,913,283

	Software – 3.2%

191,000	Activision Blizzard Inc.	4,135,150

214,000	Microsoft Corporation	10,231,340
	Total Software	14,366,490

	Specialty Retail – 1.8%

126,000	Best Buy Co., Inc.	4,965,660

87,000	GameStop Corporation	3,289,470
	Total Specialty Retail	8,255,130

	Trading Companies & Distributors – 0.8%

42,000	WESCO International Inc., (2)	3,460,380
	Total Long-Term Investments (cost $391,030,369)	449,403,906
	Other Assets Less Liabilities – 0.0%	110,691
	Net Assets – 100%	$449,514,597

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$449,403,906	$—	$—	$449,403,906

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $392,282,844.

Nuveen Investments	11

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$64,557,567
Depreciation	(7,436,505)
Net unrealized appreciation (depreciation) of investments	$57,121,062

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	Nuveen Investments

Nuveen Concentrated Core Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.5%

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 4.9%

20,500	Boeing Company	$2,754,380

	Auto Components – 4.9%

37,700	Delphi Automotive PLC	2,750,215

	Automobiles – 4.9%

176,600	Ford Motor Company	2,777,918

	Banks – 4.9%

161,900	Bank of America Corporation	2,758,776

	Beverages – 4.9%

28,000	PepsiCo, Inc.	2,802,800

	Capital Markets – 4.9%

14,700	Goldman Sachs Group, Inc.	2,769,627

	Computers & Peripherals – 10.0%

73,600	Hewlett-Packard Company	2,874,816

27,000	Western Digital Corporation	2,788,290
	Total Computers & Peripherals	5,663,106

	Diversified Telecommunication Services – 5.0%

69,800	CenturyLink Inc.	2,845,746

	Electronic Equipment, Instruments & Components – 4.9%

131,700	Corning Incorporated	2,768,334

	Food Products – 4.9%

52,300	Archer-Daniels-Midland Company	2,755,164

	Health Care Providers & Services – 19.7%

32,000	Aetna Inc.	2,791,680

21,800	Anthem, Inc.	2,788,438

34,200	Cardinal Health, Inc.	2,810,898

28,300	UnitedHealth Group Incorporated	2,791,229
	Total Health Care Providers & Services	11,182,245

	Insurance – 4.9%

26,800	Travelers Companies, Inc.	2,799,260

	Media – 14.8%

31,800	DirecTV, (2)	2,789,178

18,800	Time Warner Cable, Class A	2,806,464

36,900	Viacom Inc., Class B	2,790,747
	Total Media	8,386,389

Nuveen Investments	13

Nuveen Concentrated Core Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Software – 4.9%

29,900	Intuit, Inc.			$2,806,713
	Total Long-Term Investments (cost $52,554,860)			55,820,673

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Repurchase Agreements – 1.6%

$917	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $916,537, collateralized by $920,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $939,695	0.000%	12/01/14	$916,537
	Total Short-Term Investments (cost $916,537)			916,537
	Total Investments (cost $53,471,397) – 100.1%			56,737,210
	Other Assets Less Liabilities – (0.1)%			(50,710)
	Net Assets – 100%			$56,686,500

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$55,820,673	$—	$—	$55,820,673
Short-Term Investments:
Repurchase Agreements	—	916,537	—	916,537
Total	$55,820,673	$916,537	$—	$56,737,210

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $53,476,310.

14	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$3,362,975
Depreciation	(102,075)
Net unrealized appreciation (depreciation) of investments	$3,260,900

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	15

Nuveen Core Dividend Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 1.7%

1,600	Huntington Ingalls Industries Inc.	$174,352

500	Raytheon Company	53,350

2,000	United Technologies Corporation	220,160
	Total Aerospace & Defense	447,862

	Airlines – 1.1%

2,500	Copa Holdings SA	279,775

	Auto Components – 0.8%

1,300	Delphi Automotive PLC	94,835

1,300	Lear Corporation	124,683
	Total Auto Components	219,518

	Automobiles – 1.5%

19,200	Ford Motor Company	302,016

2,600	General Motors Company	86,918
	Total Automobiles	388,934

	Banks – 0.7%

5,000	Bank of America Corporation	85,200

500	JPMorgan Chase & Co.	30,080

1,100	Wells Fargo & Company	59,928
	Total Banks	175,208

	Beverages – 2.0%

1,200	Dr. Pepper Snapple Group	88,800

4,500	PepsiCo, Inc.	450,450
	Total Beverages	539,250

	Capital Markets – 2.3%

600	Ameriprise Financial, Inc.	79,062

7,100	Invesco LTD	286,556

4,800	Lazard Limited	247,296
	Total Capital Markets	612,914

	Chemicals – 1.5%

4,000	Cabot Corporation	172,320

2,900	LyondellBasell Industries NV	228,694
	Total Chemicals	401,014

	Commercial Services & Supplies – 0.9%

9,500	Pitney Bowes Inc.	233,890

16	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 1.0%

9,800	Cisco Systems, Inc.	$270,872

	Computers & Peripherals – 7.3%

7,700	Apple, Inc.	915,761

6,500	EMC Corporation	197,275

8,000	Hewlett-Packard Company	312,480

5,400	Lexmark International, Inc., Class A	231,444

6,100	NetApp, Inc.	259,555

300	Western Digital Corporation	30,981
	Total Computers & Peripherals	1,947,496

	Consumer Finance – 0.7%

3,000	Discover Financial Services	196,650

	Diversified Financial Services – 1.5%

900	CBOE Holdings Inc.	53,919

3,500	CME Group, Inc.	296,240

500	Moody’s Corporation	50,505
	Total Diversified Financial Services	400,664

	Diversified Telecommunication Services – 6.0%

12,400	AT&T Inc.	438,712

6,100	CenturyLink Inc.	248,697

36,500	Frontier Communications Corporation	257,325

8,500	Verizon Communications Inc.	430,015

22,400	Windstream Holdings Inc.	226,464
	Total Diversified Telecommunication Services	1,601,213

	Electrical Equipment – 0.8%

3,000	Eaton PLC	203,490

	Electronic Equipment, Instruments & Components – 2.1%

12,700	Corning Incorporated	266,954

7,100	Jabil Circuit Inc.	147,325

10,600	Vishay Intertechnology Inc.	147,022
	Total Electronic Equipment, Instruments & Components	561,301

	Energy Equipment & Services – 1.7%

3,200	Helmerich & Payne Inc.	222,560

3,600	National-Oilwell Varco Inc.	241,344
	Total Energy Equipment & Services	463,904

	Food & Staples Retailing – 0.6%

4,200	Safeway Inc.	146,328

Nuveen Investments	17

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Food Products – 2.0%

3,900	Kellogg Company	$258,375

8,100	Pinnacle Foods Inc.	275,643
	Total Food Products	534,018

	Health Care Equipment & Supplies – 1.2%

1,500	C. R. Bard, Inc.	251,025

1,100	Saint Jude Medical Inc.	74,756
	Total Health Care Equipment & Supplies	325,781

	Health Care Providers & Services – 3.4%

3,200	Aetna Inc.	279,168

3,400	Cardinal Health, Inc.	279,446

3,500	UnitedHealth Group Incorporated	345,205
	Total Health Care Providers & Services	903,819

	Hotels, Restaurants & Leisure – 5.6%

4,200	Brinker International Inc.	236,586

5,000	Darden Restaurants, Inc.	284,950

2,000	Las Vegas Sands	127,380

2,400	Royal Caribbean Cruises Limited	176,976

15,800	Seaworld Entertainment	263,702

6,700	Six Flags Entertainment Corporation	272,355

1,600	Wyndham Worldwide Corporation	133,376
	Total Hotels, Restaurants & Leisure	1,495,325

	Household Durables – 1.7%

6,500	Leggett and Platt Inc.	273,585

900	Whirlpool Corporation	167,553
	Total Household Durables	441,138

	Household Products – 0.1%

400	Procter & Gamble Company	36,172

	Industrial Conglomerates – 0.3%

2,700	General Electric Company	71,523

	Insurance – 3.9%

1,500	Ace Limited	171,510

8,400	Assured Guaranty Limited	214,704

13,800	Old Republic International Corporation	208,794

1,700	PartnerRe Limited	198,067

5,600	Valdius Holdings Limited	232,400
	Total Insurance	1,025,475

	Internet & Catalog Retail – 0.9%

2,700	Expedia, Inc.	235,197

18	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 3.8%

8,400	Booz Allen Hamilton Holding	$228,564

5,900	Broadridge Financial Solutions, Inc.	267,211

6,000	Paychex, Inc.	284,460

15,700	Xerox Corporation	219,172
	Total IT Services	999,407

	Machinery – 2.4%

3,000	Caterpillar Inc.	301,800

900	Dover Corporation	69,291

500	Parker Hannifin Corporation	64,515

2,400	SPX Corporation	215,256
	Total Machinery	650,862

	Media – 4.0%

11,700	Cablevision Systems Corporation	237,744

7,400	Cinemark Holdings Inc.	268,694

4,800	Lamar Advertising Company	255,792

2,100	Time Warner Cable, Class A	313,488
	Total Media	1,075,718

	Metals & Mining – 1.9%

1,700	Compass Minerals International, Inc.	147,985

3,500	Freeport-McMoRan, Inc.	93,975

5,100	Nucor Corporation	273,513
	Total Metals & Mining	515,473

	Multiline Retail – 2.2%

5,000	Big Lots, Inc.	254,000

2,800	Kohl’s Corporation	166,936

2,500	Macy’s, Inc.	162,275
	Total Multiline Retail	583,211

	Oil, Gas & Consumable Fuels – 2.8%

300	Chevron Corporation	32,661

4,800	CVTR Energy Inc.	223,392

2,600	Exxon Mobil Corporation	235,404

9,000	PBF Energy Inc.	254,340
	Total Oil, Gas & Consumable Fuels	745,797

	Paper & Forest Products – 1.1%

5,500	International Paper Company	296,010

	Pharmaceuticals – 6.1%

5,900	AbbVie Inc.	408,280

5,900	Johnson & Johnson	638,675

Nuveen Investments	19

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

1,900	Merck & Company Inc.	$114,760

14,700	Pfizer Inc.	457,905
	Total Pharmaceuticals	1,619,620

	Real Estate Investment Trust – 3.4%

7,100	Corrections Corporation of America	257,375

4,000	Digital Realty Trust Inc.	281,080

9,300	MFA Mortgage Investments, Inc.	77,934

2,100	Two Harbors Investment Corporation	22,071

15,400	Washington Prime Group Inc.	265,342
	Total Real Estate Investment Trust	903,802

	Semiconductors & Semiconductor Equipment – 2.4%

12,200	Intel Corporation	454,450

8,800	NVIDIA Corporation	184,536
	Total Semiconductors & Semiconductor Equipment	638,986

	Software – 6.6%

11,800	Activision Blizzard Inc.	255,470

7,900	CA Technologies	246,085

14,500	Compuware Corporation	149,640

1,700	Intuit, Inc.	159,579

15,700	Microsoft Corporation	750,617

4,400	Oracle Corporation	186,604
	Total Software	1,747,995

	Specialty Retail – 4.8%

7,200	Best Buy Co., Inc.	283,752

3,300	GameStop Corporation	124,773

6,200	Gap, Inc.	245,520

3,800	Home Depot, Inc.	377,720

4,000	Lowe’s Companies, Inc.	255,320
	Total Specialty Retail	1,287,085

	Tobacco – 4.8%

7,900	Altria Group, Inc.	397,054

4,600	Lorillard Inc.	290,444

3,900	Philip Morris International	339,027

3,900	Reynolds American Inc.	257,049
	Total Tobacco	1,283,574
	Total Long-Term Investments (cost $24,481,046)	26,506,271

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Repurchase Agreements – 2.0%

$543	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $542,891, collateralized by $545,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $556,667	0.000%	12/01/14	$542,891
	Total Short-Term Investments (cost $542,891)			542,891
	Total Investments (cost $25,023,937) – 101.6%			27,049,162
	Other Assets Less Liabilities – (1.6)%			(416,322)
	Net Assets – 100%			$26,632,840

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$26,506,271	$—	$—	$26,506,271
Short-Term Investments:
Repurchase Agreements	—	542,891	—	542,891
Total	$26,506,271	$542,891	$—	$27,049,162

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $25,029,858.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$2,366,186
Depreciation	(346,882)
Net unrealized appreciation (depreciation) of investments	$2,019,304

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	21

Nuveen Equity Market Neutral Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 88.3%

	COMMON STOCKS – 88.3%

	Aerospace & Defense – 1.9%

4,800	Huntington Ingalls Industries Inc.	$523,056

10,200	Textron Inc.	441,864
	Total Aerospace & Defense	964,920

	Auto Components – 3.9%

6,000	Delphi Automotive PLC	437,700

5,600	Lear Corporation	537,096

4,300	TRW Automotive Holdings Corporation, (2)	444,620

5,500	Visteon Corporation, (2)	539,000
	Total Auto Components	1,958,416

	Automobiles – 1.1%

35,200	Ford Motor Company	553,696

	Banks – 2.0%

29,700	Bank of America Corporation	506,088

10,100	CIT Group Inc.	492,880
	Total Banks	998,968

	Beverages – 1.0%

5,100	PepsiCo, Inc.	510,510

	Biotechnology – 1.5%

1,100	Biogen Idec Inc., (2)	338,459

4,000	Gilead Sciences, Inc., (2)	401,280
	Total Biotechnology	739,739

	Capital Markets – 1.0%

2,600	Goldman Sachs Group, Inc.	489,866

	Chemicals – 1.5%

6,500	Albemarle Corporation	383,760

8,300	Cabot Corporation	357,564
	Total Chemicals	741,324

	Commercial Services & Supplies – 0.8%

16,900	Pitney Bowes Inc.	416,078

	Communications Equipment – 0.4%

18,200	Brocade Communications Systems Inc.	205,842

	Computers & Peripherals – 4.6%

4,100	Apple, Inc.	487,613

14,100	Hewlett-Packard Company	550,746

22	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals (continued)

12,100	Lexmark International, Inc., Class A	$518,606

12,500	NetApp, Inc.	531,875

2,300	Western Digital Corporation	237,521
	Total Computers & Peripherals	2,326,361

	Construction & Engineering – 0.6%

9,600	AECOM Technology Corporation, (2)	307,296

	Consumer Finance – 0.8%

4,600	American Express Company	425,132

	Containers & Packaging – 1.0%

7,700	Ball Corporation	516,439

	Diversified Consumer Services – 1.9%

15,800	Apollo Group, Inc., (2)	493,276

9,400	Devry Education Group Inc.	459,284
	Total Diversified Consumer Services	952,560

	Diversified Financial Services – 1.1%

8,800	CBOE Holdings Inc.	527,208

	Diversified Telecommunication Services – 4.0%

13,100	CenturyLink Inc.	534,087

79,900	Frontier Communications Corporation	563,295

21,500	Intelsat SA, (2)	378,615

53,900	Windstream Holdings Inc.	544,929
	Total Diversified Telecommunication Services	2,020,926

	Electrical Equipment – 0.6%

4,500	Regal-Beloit Corporation	325,440

	Electronic Equipment, Instruments & Components – 4.1%

6,400	Arrow Electronics, Inc., (2)	374,016

24,500	Corning Incorporated	514,990

20,300	Jabil Circuit Inc.	421,225

6,100	Tech Data Corporation, (2)	380,213

25,700	Vishay Intertechnology Inc.	356,459
	Total Electronic Equipment, Instruments & Components	2,046,903

	Energy Equipment & Services – 0.0%

1	Seventy Seven Energy Inc., (2)	8

	Food Products – 1.2%

800	Archer-Daniels-Midland Company	42,144

17,200	Pilgrim’s Pride Corporation, (2)	555,560
	Total Food Products	597,704

Nuveen Investments	23

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.4%

3,100	C. R. Bard, Inc.	$518,785

2,700	CareFusion Corporation, (2)	159,759

4,100	Edwards Lifesciences Corporation, (2)	531,688
	Total Health Care Equipment & Supplies	1,210,232

	Health Care Providers & Services – 5.2%

6,300	Aetna Inc.	549,612

4,200	Anthem, Inc.	537,222

4,800	AmerisourceBergen Corporation	437,040

6,700	Cardinal Health, Inc.	550,673

5,200	UnitedHealth Group Incorporated	512,876
	Total Health Care Providers & Services	2,587,423

	Hotels, Restaurants & Leisure – 4.8%

8,000	Brinker International Inc.	450,640

7,800	Choice Hotels International, Inc.	432,198

32,700	Penn National Gaming, Inc., (2)	464,340

7,500	Royal Caribbean Cruises Limited	553,050

6,400	Wyndham Worldwide Corporation	533,504
	Total Hotels, Restaurants & Leisure	2,433,732

	Household Durables – 1.5%

6,100	Leggett and Platt Inc.	256,749

2,600	Whirlpool Corporation	484,042
	Total Household Durables	740,791

	Insurance – 2.3%

3,000	Aspen Insurance Holdings Limited	132,690

2,200	Assured Guaranty Limited	56,232

4,400	PartnerRe Limited	512,644

4,800	RenaisasnceRE Holdings, Limited	470,016
	Total Insurance	1,171,582

	Internet & Catalog Retail – 1.1%

6,100	Expedia, Inc.	531,371

	Internet Software & Services – 1.1%

8,800	VeriSign, Inc., (2)	528,880

	IT Services – 5.1%

20,000	Booz Allen Hamilton Holding	544,200

7,000	Computer Sciences Corporation	443,660

6,200	Gartner Inc., (2)	529,976

28,300	Genpact Limited, (2)	509,966

38,300	Xerox Corporation	534,668
	Total IT Services	2,562,470

24	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 3.2%

3,700	Caterpillar Inc.	$372,220

6,300	Joy Global Inc.	308,952

5,100	SPX Corporation	457,419

14,600	Trinity Industries Inc.	468,076
	Total Machinery	1,606,667

	Media – 4.4%

27,200	Cablevision Systems Corporation	552,704

6,000	DirecTV, (2)	526,260

10,100	Gannett Company Inc.	328,755

12,500	Starz, Class A, (2)	412,375

2,600	Time Warner Cable, Class A	388,128
	Total Media	2,208,222

	Multiline Retail – 3.2%

11,200	Big Lots, Inc.	568,960

4,300	Dillard’s, Inc., Class A	506,884

9,100	Kohl’s Corporation	542,542
	Total Multiline Retail	1,618,386

	Oil, Gas & Consumable Fuels – 2.4%

43,900	Denbury Resources Inc.	362,614

7,700	Newfield Exploration Company, (2)	209,671

135,100	SandRidge Energy Inc., (2)	379,631

3,000	Tesoro Corporation	229,860
	Total Oil, Gas & Consumable Fuels	1,181,776

	Paper & Forest Products – 0.7%

6,300	International Paper Company	339,066

	Personal Products – 0.9%

48,500	Avon Products, Inc.	474,330

	Semiconductors & Semiconductor Equipment – 1.2%

177,100	Advanced Micro Devices, Inc., (2)	494,109

5,100	NVIDIA Corporation	106,947
	Total Semiconductors & Semiconductor Equipment	601,056

	Software – 6.5%

23,800	Activision Blizzard Inc.	515,270

5,700	CA Technologies	177,555

8,100	Citrix Systems, (2)	537,111

12,600	Electronic Arts Inc., (2)	553,518

5,700	Intuit, Inc.	535,059

8,800	Microsoft Corporation	420,728

12,800	Oracle Corporation	542,848
	Total Software	3,282,089

Nuveen Investments	25

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail – 5.5%

14,600	Best Buy Co., Inc.			$575,386

8,800	Foot Locker, Inc.			504,152

2,300	GameStop Corporation			86,963

12,100	Gap, Inc.			479,160

5,400	Home Depot, Inc.			536,760

8,900	Lowe’s Companies, Inc.			568,087
	Specialty Retail			2,750,508

	Tobacco – 1.1%

8,500	Lorillard Inc.			536,690

	Trading Companies & Distributors – 0.7%

4,100	WESCO International Inc., (2)			337,799
	Total Long-Term Investments (cost $41,014,909)			44,328,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 19.4%

	Repurchase Agreements – 19.4%

$9,733	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $9,732,678, collateralized by $9,720,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $9,928,085	0.000%	12/01/14	$9,732,678
	Total Short-Term Investments (cost $9,732,678)			9,732,678
	Total Investments (cost $50,747,587) – 107.7%			54,061,084

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (77.6)% (3)

	Airlines – (1.0)%

(10,600)	American Airlines Group Inc.			$(514,418)

	Automobiles – (0.7)%

(1,500)	Tesla Motors Inc., (2)			(366,780)

	Building Products – (0.8)%

(9,200)	Fortune Brands Home & Security			(413,264)

	Capital Markets – (1.0)%

(9,300)	Artisan Partners Asset Management Inc.			(481,275)

	Chemicals – (5.0)%

(3,000)	Air Products & Chemicals Inc.			(431,490)

(6,300)	Cytec Industries, Inc.			(303,030)

(6,200)	E.I. Du Pont de Nemours and Company			(442,680)

(8,200)	FMC Corporation			(446,080)

(5,900)	Rockwood Holdings Inc.			(459,905)

(4,300)	WR Grace & Company, (2)			(413,101)
	Total Chemicals			(2,496,286)

26	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – (2.2)%

(12,000)	JDS Uniphase Corporation, (2)	$(160,080)

(7,300)	Motorola Solutions Inc.	(479,756)

(3,800)	Palo Alto Networks, Incorporated, (2)	(467,400)
	Total Communications Equipment	(1,107,236)

	Computers & Peripherals – (0.8)%

(3,800)	Stratasys, Inc., (2)	(387,486)

	Construction & Engineering – (0.0)%

(284)	Foster Wheeler, Limited, (2)	(8,094)

	Construction Materials – (1.6)%

(2,900)	Martin Marietta Materials	(348,116)

(7,200)	Vulcan Materials Company	(475,920)
	Total Construction Materials	(824,036)

	Containers & Packaging – (0.9)%

(11,300)	Sealed Air Corporation	(446,689)

	Diversified Financial Services – (0.9)%

(16,900)	Interactive Brokers Group, Inc.	(461,708)

	Electric Utilities – (1.8)%

(4,600)	NextEra Energy Inc.	(480,194)

(11,100)	OGE Energy Corp.	(396,159)
	Total Electric Utilities	(876,353)

	Electrical Equipment – (0.8)%

(7,500)	Solarcity Corporation, (2)	(412,500)

	Electronic Equipment, Instruments & Components – (1.7)%

(34,900)	AVX Group	(498,721)

(5,500)	National Instruments Corporation	(177,045)

(6,600)	Trimble Navigation Limited, (2)	(185,625)
	Total Electronic Equipment, Instruments & Components	(861,391)

	Energy Equipment & Services – (2.2)%

(2,256)	AMEC PLC	(32,644)

(50,700)	McDermott International Inc., (2)	(179,985)

(5,600)	Oceaneering International Inc.	(351,176)

(29,600)	RPC Inc.	(393,384)

(10,100)	Seadrill Limited	(148,066)
	Total Energy Equipment & Services	(1,105,255)

	Gas Utilities – (0.7)%

(5,400)	National Fuel Gas Company	(374,058)

	Health Care Providers & Services – (1.0)%

(13,400)	Brookdale Senior Living Inc., (2)	(474,628)

Nuveen Investments	27

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – (0.2)%

(8,500)	Allscripts Healthcare Solutions Inc., (2)	$(102,170)

	Hotels, Restaurants & Leisure – (1.1)%

(12,300)	Norwegian Cruise Line Holdings Limited, (2)	(539,847)

	Household Durables – (6.0)%

(20,200)	D.R. Horton, Inc.	(514,898)

(10,300)	Lennar Corporation, Class A	(486,572)

(3,300)	Mohawk Industries Inc., (2)	(506,847)

(23,800)	Pulte Corporation	(514,794)

(23,700)	Taylor Morrison, (2)	(458,358)

(14,500)	Toll Brothers Inc., (2)	(507,355)
	Total Household Durables	(2,988,824)

	Insurance – (1.9)%

(9,500)	Arthur J. Gallagher & Co.	(455,525)

(14,800)	FNF Group	(479,520)
	Total Insurance	(935,045)

	Internet & Catalog Retail – (0.5)%

(700)	Amazon.com, Inc., (2)	(237,048)

	Internet Software & Services – (3.2)%

(3,000)	CoStar Group, Inc., (2)	(510,780)

(400)	LinkedIn Corporation, Class A Shares, (2)	(90,508)

(21,500)	Pandora Media, Inc., (2)	(422,690)

(11,100)	Twitter Inc., (2)	(463,314)

(1,800)	Yelp Incorporated, (2)	(102,762)
	Total Internet Software & Services	(1,590,054)

	Machinery – (0.9)%

(13,100)	Navistar International Corporation, (2)	(468,980)

	Media – (1.9)%

(20,700)	Dreamworks Animation SKG Inc., (2)	(493,488)

(11,200)	Thomson Corporation	(443,520)
	Total Media	(937,008)

	Metals & Mining – (2.8)%

(13,300)	Allegheny Technologies, Inc.	(448,077)

(9,400)	Carpenter Technology Inc.	(473,948)

(15,800)	Southern Copper Corporation	(473,210)
	Total Metals & Mining	(1,395,235)

	Multi-Utilities – (2.8)%

(6,500)	Dominion Resources, Inc.	(471,575)

(11,300)	NiSource Inc.	(472,792)

28	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities (continued)

(4,200)	Sempra Energy	$(469,266)
	Total Multi-Utilities	(1,413,633)

	Oil, Gas & Consumable Fuels – (6.4)%

(1,700)	Cabot Oil & Gas Corporation	(56,168)

(6,600)	Cheniere Energy Inc., (2)	(435,534)

(43,900)	Cobalt International Energy, Inc., (2)	(395,100)

(11,600)	CONSOL Energy Inc.	(453,908)

(2,500)	Energen Corporation	(149,300)

(8,000)	Golar LNG, Limited	(332,160)

(4,800)	Gulfport Energy Corporation, (2)	(229,104)

(8,100)	ONEOK, Inc.	(438,696)

(6,200)	Range Resources Corporation	(407,030)

(6,300)	Williams Companies, Inc.	(326,025)
	Total Oil, Gas & Consumable Fuels	(3,223,025)

	Pharmaceuticals – (3.2)%

(6,500)	Endo International PLC, (2)	(475,605)

(7,500)	Hospira Inc.	(447,300)

(2,900)	Perrigo Company	(464,551)

(13,300)	Theravance Inc.	(201,229)
	Total Pharmaceuticals	(1,588,685)

	Professional Services – (0.9)%

(4,200)	Towers Watson & Company, Class A Shares	(474,432)

	Road & Rail – (1.3)%

(5,300)	J.B. Hunt Transports Series Inc.	(437,409)

(1,900)	Kansas City Southern Industries	(225,986)
	Total Road & Rail	(663,395)

	Semiconductors & Semiconductor Equipment – (4.8)%

(9,500)	Analog Devices, Inc.	(519,080)

(8,500)	Cree, Inc., (2)	(308,890)

(9,200)	First Solar Inc., (2)	(448,960)

(9,700)	Linear Technology Corporation	(446,491)

(9,300)	SunEdison Inc., (2)	(201,345)

(16,800)	SunPower Corporation, (2)	(473,088)
	Total Semiconductors & Semiconductor Equipment	(2,397,854)

	Software – (5.0)%

(3,300)	Concur Technologies, Inc., (2)	(425,073)

(11,200)	FireEye Inc., (2)	(339,248)

(4,300)	NetSuite Inc., (2)	(454,725)

Nuveen Investments	29

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

(6,800)	ServiceNow Inc., (2)	$(434,928)

(7,000)	Splunk Inc., (2)	(469,700)

(500)	Workday Inc., Class A, (2)	(43,525)

(139,600)	Zynga Inc., (2)	(362,960)
	Total Software	(2,530,159)

	Specialty Retail – (5.6)%

(7,200)	Cabela’s Incorporated, (2)	(390,528)

(8,400)	CarMax, Inc., (2)	(478,632)

(7,500)	Dick’s Sporting Goods Inc.	(379,575)

(11,000)	GNC Holdings Inc.	(486,420)

(3,400)	Signet Jewelers Limited	(445,264)

(4,800)	Tiffany & Co.	(518,016)

(1,600)	Tractor Supply Company	(123,088)
	Total Specialty Retail	(2,821,523)

	Textiles, Apparel & Luxury Goods – (2.7)%

(14,800)	Kate Spade & Company, (2)	(474,044)

(3,100)	PVH Corporation	(394,134)

(1,500)	Ralph Lauren Corporation	(277,350)

(3,000)	Under Armour, Inc., (2)	(217,470)
	Total Textiles, Apparel & Luxury Goods	(1,362,998)

	Trading Companies & Distributors – (1.7)%

(10,400)	Fastenal Company	(470,080)

(6,100)	GATX Corporation	(377,834)
	Total Trading Companies & Distributors	(847,914)

	Water Utilities – (0.9)%

(17,300)	Aqua America Inc.	(459,834)

	Wireless Telecommunication Services – (0.7)%

(71,600)	Sprint Corporation, (2)	(366,592)
	Total Common Stocks Sold Short (proceeds $37,819,795)	(38,955,712)
	Other Assets Less Liabilities – 69.9%	35,091,260
	Net Assets – 100%	$50,196,632

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

30	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$44,328,406	$—	$—	$44,328,406
Short-Term Investments:
Repurchase Agreements	—	9,732,678	—	9,732,678
Common Stocks Sold Short	(38,955,712)	—	—	(38,955,712)
Total	$5,372,694	$9,732,678	$—	$15,105,372

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding common stocks sold short) was $51,067,428.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$4,515,000
Depreciation	(1,521,344)
Net unrealized appreciation (depreciation) of investments	$2,993,656

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $7,279,823 have been pledged as collateral for Common Stocks Sold Short.

Nuveen Investments	31

Nuveen Large Cap Core Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.6%

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 1.9%

10,000	Huntington Ingalls Industries Inc.	$1,089,700

20,900	Textron Inc.	905,388
	Total Aerospace & Defense	1,995,088

	Airlines – 1.8%

21,000	Delta Air Lines, Inc.	980,070

21,700	Southwest Airlines Co.	907,494
	Total Airlines	1,887,564

	Auto Components – 2.7%

4,600	Delphi Automotive PLC	335,570

11,000	Lear Corporation	1,055,010

3,900	TRW Automotive Holdings Corporation, (2)	403,260

11,000	Visteon Corporation, (2)	1,078,000
	Total Auto Components	2,871,840

	Automobiles – 1.2%

84,000	Ford Motor Company	1,321,320

	Banks – 3.1%

99,800	Bank of America Corporation	1,700,592

22,100	JPMorgan Chase & Co.	1,329,536

4,100	Wells Fargo & Company	223,368
	Total Banks	3,253,496

	Beverages – 1.5%

15,800	PepsiCo, Inc.	1,581,580

	Biotechnology – 3.8%

8,200	Amgen Inc.	1,355,542

4,200	Biogen Idec Inc., (2)	1,292,298

13,900	Gilead Sciences, Inc., (2)	1,394,448
	Total Biotechnology	4,042,288

	Capital Markets – 3.4%

7,000	Ameriprise Financial, Inc.	922,390

7,400	Goldman Sachs Group, Inc.	1,394,234

4,000	Lazard Limited	206,080

13,500	State Street Corporation	1,035,855
	Total Capital Markets	3,558,559

32	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 1.7%

18,300	Cabot Corporation	$788,364

12,500	LyondellBasell Industries NV	985,750
	Total Chemicals	1,774,114

	Commercial Services & Supplies – 0.8%

34,900	Pitney Bowes Inc.	859,238

	Communications Equipment – 0.2%

15,100	Brocade Communications Systems Inc.	170,781

	Computers & Peripherals – 7.7%

28,900	Apple, Inc.	3,437,077

31,600	EMC Corporation	959,060

36,000	Hewlett-Packard Company	1,406,160

24,000	Lexmark International, Inc., Class A	1,028,640

25,100	NetApp, Inc.	1,068,005

2,400	Western Digital Corporation	247,848
	Total Computers & Peripherals	8,146,790

	Construction & Engineering – 0.8%

26,600	AECOM Technology Corporation, (2)	851,466

	Consumer Finance – 1.7%

6,400	American Express Company	591,488

18,000	Discover Financial Services	1,179,900
	Total Consumer Finance	1,771,388

	Containers & Packaging – 0.9%

15,000	Ball Corporation	1,006,050

	Diversified Consumer Services – 1.2%

26,400	Apollo Group, Inc., (2)	824,208

9,500	Devry Education Group Inc.	464,170
	Total Diversified Consumer Services	1,288,378

	Diversified Financial Services – 1.2%

2,000	Berkshire Hathaway Inc., Class B, (2)	297,380

17,000	CBOE Holdings Inc.	1,018,470
	Total Diversified Financial Services	1,315,850

	Diversified Telecommunication Services – 3.5%

5,000	AT&T Inc.	176,900

28,000	CenturyLink Inc.	1,141,560

150,000	Frontier Communications Corporation	1,057,500

18,000	Intelsat SA, (2)	316,980

100,500	Windstream Holdings Inc.	1,016,055
	Total Diversified Telecommunication Services	3,708,995

Nuveen Investments	33

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 3.2%

9,600	Arrow Electronics, Inc., (2)	$561,024

54,200	Corning Incorporated	1,139,284

39,900	Jabil Circuit Inc.	827,925

10,300	Tech Data Corporation, (2)	641,999

19,400	Vishay Intertechnology Inc.	269,078
	Total Electronic Equipment, Instruments & Components	3,439,310

	Food & Staples Retailing – 0.8%

5,700	Costco Wholesale Corporation	810,084

	Food Products – 2.1%

22,000	Archer-Daniels-Midland Company	1,158,960

33,000	Pilgrim’s Pride Corporation, (2)	1,065,900
	Total Food Products	2,224,860

	Health Care Equipment & Supplies – 3.1%

8,200	Becton, Dickinson and Company	1,150,706

6,100	C. R. Bard, Inc.	1,020,835

8,300	Edwards Lifesciences Corporation, (2)	1,076,344
	Total Health Care Equipment & Supplies	3,247,885

	Health Care Providers & Services – 5.7%

13,300	Aetna Inc.	1,160,292

11,200	AmerisourceBergen Corporation	1,019,760

9,200	Anthem, Inc.	1,176,772

14,200	Cardinal Health, Inc.	1,167,098

1,500	Humana Inc.	206,955

13,600	UnitedHealth Group Incorporated	1,341,368
	Total Health Care Providers & Services	6,072,245

	Hotels, Restaurants & Leisure – 1.7%

6,100	Brinker International Inc.	343,613

6,700	Marriott International, Inc., Class A	527,893

26,600	Penn National Gaming, Inc., (2)	377,720

2,500	Royal Caribbean Cruises Limited	184,350

1,000	Seaworld Entertainment	16,690

4,700	Wyndham Worldwide Corporation	391,792
	Total Hotels, Restaurants & Leisure	1,842,058

	Household Durables – 0.3%

1,900	Whirlpool Corporation	353,723

	Household Products – 0.2%

2,000	Procter & Gamble Company	180,860

34	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 0.3%

11,000	General Electric Company	$291,390

	Insurance – 5.3%

4,900	Aspen Insurance Holdings Limited	216,727

41,000	Assured Guaranty Limited	1,047,960

5,400	Everest Reinsurance Group Ltd	947,106

9,000	PartnerRe Limited	1,048,590

3,200	Reinsurance Group of America Inc.	274,304

8,700	RenaisasnceRE Holdings, Limited	851,904

11,300	Travelers Companies, Inc.	1,180,285
	Total Insurance	5,566,876

	Internet & Catalog Retail – 1.0%

12,000	Expedia, Inc.	1,045,320

	Internet Software & Services – 0.6%

11,200	VeriSign, Inc., (2)	673,120

	IT Services – 5.2%

39,000	Booz Allen Hamilton Holding	1,061,190

12,700	Computer Sciences Corporation	804,926

12,000	Gartner Inc., (2)	1,025,760

51,300	Genpact Limited, (2)	924,426

6,000	MasterCard, Inc.	523,740

80,000	Xerox Corporation	1,116,800
	Total IT Services	5,456,842

	Machinery – 3.2%

9,600	Caterpillar Inc.	965,760

12,300	Joy Global Inc.	603,192

9,400	SPX Corporation	843,086

29,200	Trinity Industries Inc.	936,152
	Total Machinery	3,348,190

	Media – 4.6%

53,800	Cablevision Systems Corporation	1,093,216

14,000	DirecTV, (2)	1,227,940

32,000	Gannett Company Inc.	1,041,600

8,800	Starz, Class A, (2)	290,312

8,000	Time Warner Cable, Class A	1,194,240
	Total Media	4,847,308

	Multiline Retail – 2.9%

21,000	Big Lots, Inc.	1,066,800

8,200	Dillard’s, Inc., Class A	966,616

17,300	Kohl’s Corporation	1,031,426
	Total Multiline Retail	3,064,842

Nuveen Investments	35

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 1.0%

1,100	Chevron Corporation	$119,757

10,000	Exxon Mobil Corporation	905,400
	Total Oil, Gas & Consumable Fuels	1,025,157

	Paper & Forest Products – 0.7%

13,100	International Paper Company	705,042

	Personal Products – 0.3%

34,100	Avon Products, Inc.	333,498

	Pharmaceuticals – 1.9%

4,200	Johnson & Johnson	454,650

51,500	Pfizer Inc.	1,604,225
	Total Pharmaceuticals	2,058,875

	Semiconductors & Semiconductor Equipment – 0.5%

127,300	Advanced Micro Devices, Inc., (2)	355,167

8,500	NVIDIA Corporation	178,245
	Total Semiconductors & Semiconductor Equipment	533,412

	Software – 6.9%

45,700	Activision Blizzard Inc.	989,405

16,000	Citrix Systems, (2)	1,060,960

7,400	Electronic Arts Inc., (2)	325,082

12,100	Intuit, Inc.	1,135,827

43,200	Microsoft Corporation	2,065,392

41,000	Oracle Corporation	1,738,810
	Total Software	7,315,476

	Specialty Retail – 4.9%

29,400	Best Buy Co., Inc.	1,158,654

24,800	Gap, Inc.	982,080

17,000	Home Depot, Inc.	1,689,800

21,500	Lowe’s Companies, Inc.	1,372,345
	Total Specialty Retail	5,202,879

	Tobacco – 1.1%

18,000	Lorillard Inc.	1,136,520
	Total Long-Term Investments (cost $93,059,823)	102,180,557

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.3%

	Repurchase Agreements – 0.3%

$266	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $266,420, collateralized by $270,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $275,780	0.000%	12/01/14	$266,420
	Total Short-Term Investments (cost $266,420)			266,420
	Total Investments (cost $93,326,243) – 96.9%			102,446,977
	Other Assets Less Liabilities – 3.1%			3,302,008
	Net Assets – 100%			$105,748,985

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$102,180,557	$—	$—	$102,180,557
Short-Term Investments:
Repurchase Agreements	—	266,420	—	266,420
Total	$102,180,557	$266,420	$—	$102,446,977

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $93,338,957.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$10,144,257
Depreciation	(1,036,237)
Net unrealized appreciation (depreciation) of investments	$9,108,020

Nuveen Investments	37

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

38	Nuveen Investments

Nuveen Large Cap Growth Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 1.0%

5,100	Huntington Ingalls Industries Inc.	$555,747

	Airlines – 2.2%

11,500	Delta Air Lines, Inc.	536,705

15,400	Southwest Airlines Co.	644,028
	Total Airlines	1,180,733

	Auto Components – 1.8%

4,600	Delphi Automotive PLC	335,570

5,800	Lear Corporation	556,278

1,000	TRW Automotive Holdings Corporation, (2)	103,400
	Total Auto Components	995,248

	Automobiles – 0.5%

18,200	Ford Motor Company	286,286

	Beverages – 4.3%

7,200	Dr. Pepper Snapple Group	532,800

5,400	Monster Beverage Corporation, (2)	605,610

11,800	PepsiCo, Inc.	1,181,180
	Total Beverages	2,319,590

	Biotechnology – 5.9%

6,200	Amgen Inc.	1,024,922

2,800	Biogen Idec Inc., (2)	861,532

11,000	Gilead Sciences, Inc., (2)	1,103,520

6,800	Myriad Genetics Inc., (2)	228,004
	Total Biotechnology	3,217,978

	Capital Markets – 2.2%

4,400	Ameriprise Financial, Inc.	579,788

13,600	Invesco LTD	548,896

1,600	Lazard Limited	82,432
	Total Capital Markets	1,211,116

	Chemicals – 2.5%

6,500	Albemarle Corporation	383,760

9,800	Cabot Corporation	422,184

7,200	LyondellBasell Industries NV	567,792
	Total Chemicals	1,373,736

Nuveen Investments	39

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.9%

19,000	Pitney Bowes Inc.	$467,780

	Communications Equipment – 0.1%

500	F5 Networks, Inc., (2)	64,595

	Computers & Peripherals – 8.6%

29,500	Apple, Inc.	3,508,435

19,000	EMC Corporation	576,650

13,100	NetApp, Inc.	557,405
	Total Computers & Peripherals	4,642,490

	Construction & Engineering – 0.5%

9,200	AECOM Technology Corporation, (2)	294,492

	Consumer Finance – 1.5%

8,700	American Express Company	804,054

	Containers & Packaging – 1.5%

8,800	Ball Corporation	590,216

4,100	Crown Holdings Inc., (2)	202,950
	Total Containers & Packaging	793,166

	Diversified Financial Services – 2.1%

9,500	CBOE Holdings Inc.	569,145

5,400	Moody’s Corporation	545,454
	Total Diversified Financial Services	1,114,599

	Diversified Telecommunication Services – 2.9%

13,400	CenturyLink Inc.	546,318

16,900	Intelsat SA, (2)	297,609

3,600	Verizon Communications Inc.	182,124

53,900	Windstream Holdings Inc.	544,929
	Total Diversified Telecommunication Services	1,570,980

	Electronic Equipment, Instruments & Components – 2.3%

8,000	Avnet Inc.	350,320

26,900	Corning Incorporated	565,438

7,300	Dolby Laboratories, Inc.	323,974
	Total Electronic Equipment, Instruments & Components	1,239,732

	Energy Equipment & Services – 0.4%

11,400	Superior Energy Services, Inc.	220,134

	Food & Staples Retailing – 2.0%

5,400	Costco Wholesale Corporation	767,448

8,900	Safeway Inc.	310,076
	Total Food & Staples Retailing	1,077,524

40	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.9%

10,400	Archer-Daniels-Midland Company	$547,872

15,200	Pilgrim’s Pride Corporation, (2)	490,960
	Total Food Products	1,038,832

	Health Care Equipment & Supplies – 4.3%

5,000	Becton, Dickinson and Company	701,650

3,500	C. R. Bard, Inc.	585,725

4,700	Edwards Lifesciences Corporation, (2)	609,496

800	Intuitive Surgical, Inc., (2)	414,216
	Total Health Care Equipment & Supplies	2,311,087

	Health Care Providers & Services – 3.6%

6,700	Aetna Inc.	584,508

5,700	AmerisourceBergen Corporation	518,985

6,100	Cardinal Health, Inc.	501,359

2,600	Centene Corporation, (2)	256,802

600	CIGNA Corporation	61,734
	Total Health Care Providers & Services	1,923,388

	Hotels, Restaurants & Leisure – 4.0%

8,500	Brinker International Inc.	478,805

7,200	Marriott International, Inc., Class A	567,288

32,200	Seaworld Entertainment	537,418

6,700	Wyndham Worldwide Corporation	558,512
	Total Hotels, Restaurants & Leisure	2,142,023

	Household Durables – 0.8%

2,200	Whirlpool Corporation	409,574

	Insurance – 0.7%

4,300	Reinsurance Group of America Inc.	368,596

	Internet & Catalog Retail – 1.1%

6,700	Expedia, Inc.	583,637

	Internet Software & Services – 1.1%

9,500	VeriSign, Inc., (2)	570,950

	IT Services – 7.2%

20,500	Booz Allen Hamilton Holding	557,805

11,300	Broadridge Financial Solutions, Inc.	511,777

6,800	Computer Sciences Corporation	430,984

6,800	Gartner Inc., (2)	581,264

28,600	Genpact Limited, (2)	515,372

1,400	International Business Machines Corporation (IBM)	227,038

11,300	MasterCard, Inc.	986,377

Nuveen Investments	41

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

400	Visa Inc.	$103,276
	Total IT Services	3,913,893

	Leisure Equipment & Products – 1.0%

3,600	Polaris Industries Inc.	564,156

	Machinery – 1.5%

3,300	Caterpillar Inc.	331,980

15,500	Trinity Industries Inc.	496,930
	Total Machinery	828,910

	Media – 5.6%

28,800	Cablevision Systems Corporation	585,216

2,300	Comcast Corporation, Class A	131,192

8,500	DirecTV, (2)	745,535

12,000	Starz, Class A, (2)	395,880

5,000	Time Warner Cable, Class A	746,400

5,600	Viacom Inc., Class B	423,528
	Total Media	3,027,751

	Multiline Retail – 4.0%

10,700	Big Lots, Inc.	543,560

4,500	Dillard’s, Inc., Class A	530,460

8,500	Dollar Tree Stores Inc., (2)	581,060

8,800	Kohl’s Corporation	524,656
	Total Multiline Retail	2,179,736

	Oil, Gas & Consumable Fuels – 0.4%

2,500	Tesoro Corporation	191,550

	Paper & Forest Products – 0.8%

8,500	International Paper Company	457,470

	Personal Products – 1.0%

55,600	Avon Products, Inc.	543,768

	Semiconductors & Semiconductor Equipment – 1.8%

173,700	Advanced Micro Devices, Inc., (2)	484,623

53,300	ON Semiconductor Corporation, (2)	481,299
	Total Semiconductors & Semiconductor Equipment	965,922

	Software – 8.3%

24,600	Activision Blizzard Inc.	532,590

8,900	Citrix Systems, (2)	590,159

7,200	Intuit, Inc.	675,864

29,700	Microsoft Corporation	1,419,957

42	Nuveen Investments

Shares	Description (1)			Value

	Software (continued)

29,500	Oracle Corporation			$1,251,095
	Total Software			4,469,665

	Specialty Retail – 7.0%

14,900	Best Buy Co., Inc.			587,209

13,900	Gap, Inc.			550,440

12,400	Home Depot, Inc.			1,232,560

6,700	L Brands Inc.			542,030

13,700	Lowe’s Companies, Inc.			874,471
	Total Specialty Retail			3,786,710

	Tobacco – 0.3%

2,700	Lorillard Inc.			170,478

	Trading Companies & Distributors – 0.3%

1,500	United Rentals Inc., (2)			169,965
	Total Long-Term Investments (cost $48,020,394)			54,048,041

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	Repurchase Agreements – 1.0%

$558	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $557,627, collateralized by $560,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $571,988	0.000%	12/01/14	$557,627
	Total Short-Term Investments (cost $557,627)			557,627
	Total Investments (cost $48,578,021) – 100.9%			54,605,668
	Other Assets Less Liabilities – (0.9)%			(484,121)
	Net Assets – 100%			$54,121,547

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	43

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,048,041	$—	$—	$54,048,041
Short-Term Investments:
Repurchase Agreements	—	557,627	—	557,627
Total	$54,048,041	$557,627	$—	$54,605,668

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $48,600,961.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$6,783,501
Depreciation	(778,794)
Net unrealized appreciation (depreciation) of investments	$6,004,707

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

44	Nuveen Investments

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 128.8%

	COMMON STOCKS – 128.8%

	Aerospace & Defense – 2.3%

10,000	Huntington Ingalls Industries Inc.	$1,089,700

19,600	Textron Inc.	849,072
	Total Aerospace & Defense	1,938,772

	Airlines – 1.7%

12,100	Delta Air Lines, Inc.	564,707

21,500	Southwest Airlines Co.	899,130
	Total Airlines	1,463,837

	Auto Components – 3.4%

8,600	Delphi Automotive PLC	627,370

12,000	Lear Corporation	1,150,920

11,000	Visteon Corporation, (2)	1,078,000
	Total Auto Components	2,856,290

	Automobiles – 1.7%

90,000	Ford Motor Company	1,415,700

	Banks – 3.8%

101,800	Bank of America Corporation	1,734,672

20,900	JPMorgan Chase & Co.	1,257,344

4,200	Wells Fargo & Company	228,816
	Total Banks	3,220,832

	Beverages – 1.9%

16,100	PepsiCo, Inc.	1,611,610

	Biotechnology – 4.8%

7,800	Amgen Inc.	1,289,418

4,400	Biogen Idec Inc., (2)	1,353,836

14,300	Gilead Sciences, Inc., (2)	1,434,576
	Total Biotechnology	4,077,830

	Capital Markets – 4.4%

9,000	Ameriprise Financial, Inc.	1,185,930

8,000	Goldman Sachs Group, Inc.	1,507,280

13,800	State Street Corporation	1,058,874
	Total Capital Markets	3,752,084

	Chemicals – 2.1%

18,900	Cabot Corporation	814,212

12,700	LyondellBasell Industries NV	1,001,522
	Total Chemicals	1,815,734

Nuveen Investments	45

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.1%

36,000	Pitney Bowes Inc.	$886,320

	Communications Equipment – 0.4%

29,000	Brocade Communications Systems Inc.	327,990

	Computers & Peripherals – 10.5%

27,800	Apple, Inc.	3,306,254

43,000	EMC Corporation	1,305,050

39,000	Hewlett-Packard Company	1,523,340

26,000	Lexmark International, Inc., Class A	1,114,360

27,000	NetApp, Inc.	1,148,850

4,900	Western Digital Corporation	506,023
	Total Computers & Peripherals	8,903,877

	Construction & Engineering – 1.0%

27,400	AECOM Technology Corporation, (2)	877,074

	Consumer Finance – 1.6%

1,200	American Express Company	110,904

19,000	Discover Financial Services	1,245,450
	Total Consumer Finance	1,356,354

	Containers & Packaging – 2.3%

17,000	Ball Corporation	1,140,190

17,000	Crown Holdings Inc., (2)	841,500
	Total Containers & Packaging	1,981,690

	Diversified Consumer Services – 0.8%

21,500	Apollo Group, Inc., (2)	671,230

	Diversified Financial Services – 2.4%

2,000	Berkshire Hathaway Inc., Class B, (2)	297,380

19,000	CBOE Holdings Inc.	1,138,290

6,200	Moody’s Corporation	626,262
	Total Diversified Financial Services	2,061,932

	Diversified Telecommunication Services – 5.4%

18,000	AT&T Inc.	636,840

30,000	CenturyLink Inc.	1,223,100

156,000	Frontier Communications Corporation	1,099,800

30,600	Intelsat SA, (2)	538,866

110,000	Windstream Holdings Inc.	1,112,100
	Total Diversified Telecommunication Services	4,610,706

	Electrical Equipment – 0.5%

5,400	Regal-Beloit Corporation	390,528

46	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 3.8%

58,000	Corning Incorporated	$1,219,160

43,500	Jabil Circuit Inc.	902,625

9,500	Tech Data Corporation, (2)	592,135

35,500	Vishay Intertechnology Inc.	492,385
	Total Electronic Equipment, Instruments & Components	3,206,305

	Food & Staples Retailing – 1.5%

8,700	Costco Wholesale Corporation	1,236,444

	Food Products – 2.8%

24,000	Archer-Daniels-Midland Company	1,264,320

35,000	Pilgrim’s Pride Corporation, (2)	1,130,500
	Total Food Products	2,394,820

	Health Care Equipment & Supplies – 4.0%

9,000	Becton, Dickinson and Company	1,262,970

6,400	C. R. Bard, Inc.	1,071,040

7,900	Edwards Lifesciences Corporation, (2)	1,024,472
	Total Health Care Equipment & Supplies	3,358,482

	Health Care Providers & Services – 7.2%

14,000	Aetna Inc.	1,221,360

10,000	Anthem, Inc.	1,279,100

11,400	AmerisourceBergen Corporation	1,037,970

15,000	Cardinal Health, Inc.	1,232,850

13,800	UnitedHealth Group Incorporated	1,361,094
	Total Health Care Providers & Services	6,132,374

	Hotels, Restaurants & Leisure – 3.2%

10,400	Brinker International Inc.	585,832

45,100	Penn National Gaming, Inc., (2)	640,420

6,000	Royal Caribbean Cruises Limited	442,440

12,100	Wyndham Worldwide Corporation	1,008,656
	Total Hotels, Restaurants & Leisure	2,677,348

	Household Durables – 0.1%

1,200	Leggett and Platt Inc.	50,508

	Household Products – 0.2%

2,000	Procter & Gamble Company	180,860

	Industrial Conglomerates – 0.3%

11,000	General Electric Company	291,390

	Insurance – 6.7%

4,900	Aspen Insurance Holdings Limited	216,727

44,000	Assured Guaranty Limited	1,124,640

Nuveen Investments	47

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

5,800	Everest Reinsurance Group Ltd	$1,017,262

9,000	PartnerRe Limited	1,048,590

1,400	Reinsurance Group of America Inc.	120,008

9,000	RenaisasnceRE Holdings, Limited	881,280

12,000	Travelers Companies, Inc.	1,253,400
	Total Insurance	5,661,907

	Internet & Catalog Retail – 1.3%

13,000	Expedia, Inc.	1,132,430

	Internet Software & Services – 0.8%

10,700	VeriSign, Inc., (2)	643,070

	IT Services – 7.3%

41,000	Booz Allen Hamilton Holding	1,115,610

12,300	Computer Sciences Corporation	779,574

13,000	Gartner Inc., (2)	1,111,240

52,300	Genpact Limited, (2)	942,446

12,000	MasterCard, Inc.	1,047,480

85,000	Xerox Corporation	1,186,600
	Total IT Services	6,182,950

	Machinery – 3.6%

7,700	Caterpillar Inc.	774,620

9,400	Joy Global Inc.	460,976

9,500	SPX Corporation	852,055

31,000	Trinity Industries Inc.	993,860
	Total Machinery	3,081,511

	Media – 6.9%

57,000	Cablevision Systems Corporation	1,158,240

15,000	DirecTV, (2)	1,315,650

35,000	Gannett Company Inc.	1,139,250

16,500	Starz, Class A, (2)	544,335

9,000	Time Warner Cable, Class A	1,343,520

4,400	Time Warner Inc.	374,528
	Total Media	5,875,523

	Multiline Retail – 3.7%

22,000	Big Lots, Inc.	1,117,600

8,600	Dillard’s, Inc., Class A	1,013,768

17,200	Kohl’s Corporation	1,025,464
	Total Multiline Retail	3,156,832

48	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 1.6%

1,200	Chevron Corporation			$130,644

11,000	Exxon Mobil Corporation			995,940

77,300	SandRidge Energy Inc., (2)			217,213
	Total Oil, Gas & Consumable Fuels			1,343,797

	Paper & Forest Products – 0.9%

14,500	International Paper Company			780,390

	Personal Products – 0.5%

45,000	Avon Products, Inc.			440,100

	Pharmaceuticals – 3.0%

5,000	Johnson & Johnson			541,250

64,000	Pfizer Inc.			1,993,600
	Total Pharmaceuticals			2,534,850

	Software – 9.3%

46,700	Activision Blizzard Inc.			1,011,055

6,000	CA Technologies			186,900

17,000	Citrix Systems, (2)			1,127,270

12,700	Electronic Arts Inc., (2)			557,911

13,000	Intuit, Inc.			1,220,310

40,000	Microsoft Corporation			1,912,400

43,000	Oracle Corporation			1,823,630
	Total Software			7,839,476

	Specialty Retail – 6.6%

31,000	Best Buy Co., Inc.			1,221,710

3,700	GameStop Corporation			139,897

25,100	Gap, Inc.			993,960

18,000	Home Depot, Inc.			1,789,200

23,000	Lowe’s Companies, Inc.			1,468,090
	Total Specialty Retail			5,612,857

	Tobacco – 1.4%

19,000	Lorillard Inc.			1,199,660
	Total Long-Term Investments (cost $99,237,627)			109,234,274

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.5%

$430	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/14, repurchase price $429,653, collateralized by $430,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $439,205	0.000%	12/01/14	$429,653
	Total Short-Term Investments (cost $429,653)			429,653
	Total Investments (cost $99,667,280) – 129.3%			109,663,927

Nuveen Investments	49

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (29.3)% (3)

	Airlines – (0.6)%

(5,800)	American Airlines Group Inc.	$(281,474)

(4,000)	United Continental Holdings Inc., (2)	(244,920)
	Total Airlines	(526,394)

	Auto Components – (0.3)%

(4,900)	Johnson Controls, Inc.	(245,000)

	Automobiles – (0.3)%

(1,000)	Tesla Motors Inc., (2)	(244,520)

	Banks – (0.3)%

(500)	SVB Financial Group, (2)	(52,575)

(5,200)	U.S. Bancorp	(229,840)
	Total Banks	(282,415)

	Biotechnology – (0.3)%

(2,200)	Vertex Pharmaceuticals Inc., (2)	(259,336)

	Capital Markets – (0.6)%

(4,400)	Artisan Partners Asset Management Inc.	(227,700)

(100)	BlackRock Inc.	(35,908)

(7,600)	Charles Schwab Corporation	(215,232)

(800)	E*Trade Group Inc., (2)	(18,248)
	Total Capital Markets	(497,088)

	Chemicals – (1.1)%

(1,700)	Air Products & Chemicals Inc.	(244,511)

(600)	Cytec Industries, Inc.	(28,860)

(3,500)	E.I. Du Pont de Nemours and Company	(249,900)

(2,900)	FMC Corporation	(157,760)

(1,800)	Monsanto Company	(215,838)
	Total Chemicals	(896,869)

	Commercial Services & Supplies – (0.3)%

(4,600)	Waste Management, Inc.	(224,158)

	Communications Equipment – (0.5)%

(3,800)	Motorola Solutions Inc.	(249,736)

(1,300)	Palo Alto Networks, Incorporated, (2)	(159,900)
	Total Communications Equipment	(409,636)

	Computers & Peripherals – (0.2)%

(1,500)	Stratasys, Inc., (2)	(152,955)

	Construction Materials – (0.4)%

(900)	Martin Marietta Materials	(108,036)

(3,700)	Vulcan Materials Company	(244,570)
	Total Construction Materials	(352,606)

50	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging – (0.2)%

(4,100)	Sealed Air Corporation	$(162,073)

	Diversified Financial Services – (0.6)%

(4,200)	Interactive Brokers Group, Inc.	(114,744)

(800)	Intercontinental Exchange Group, Inc.	(180,792)

(2,700)	McGraw-Hill Companies, Inc.	(252,342)
	Total Diversified Financial Services	(547,878)

	Electric Utilities – (1.4)%

(3,000)	American Electric Power Company, Inc.	(172,650)

(3,200)	Duke Energy Corporation	(258,880)

(2,500)	NextEra Energy Inc.	(260,975)

(3,700)	OGE Energy Corp.	(132,053)

(5,200)	PPL Corporation	(184,756)

(4,200)	Southern Company	(199,206)
	Total Electric Utilities	(1,208,520)

	Electrical Equipment – (0.5)%

(3,600)	Eaton PLC	(244,188)

(2,800)	Solarcity Corporation, (2)	(154,000)
	Total Electrical Equipment	(398,188)

	Electronic Equipment, Instruments & Components – (0.4)%

(14,200)	AVX Group	(202,918)

(1,400)	National Instruments Corporation	(45,066)

(2,500)	Trimble Navigation Limited, (2)	(70,313)
	Total Electronic Equipment, Instruments & Components	(318,297)

	Energy Equipment & Services – (0.5)%

(16,200)	McDermott International Inc., (2)	(57,510)

(15,900)	RPC Inc.	(211,311)

(11,100)	Seadrill Limited	(162,726)
	Total Energy Equipment & Services	(431,547)

	Food & Staples Retailing – (0.0)%

(900)	Whole Foods Market, Inc.	(44,127)

	Food Products – (0.6)%

(2,600)	Hershey Foods Corporation	(260,728)

(5,900)	Mondelez International Inc.	(231,280)
	Total Food Products	(492,008)

	Health Care Equipment & Supplies – (0.1)%

(1,200)	Baxter International, Inc.	(87,600)

	Health Care Providers & Services – (0.2)%

(6,100)	Brookdale Senior Living Inc., (2)	(216,062)

Nuveen Investments	51

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – (0.4)%

(3,800)	Allscripts Healthcare Solutions Inc., (2)	$(45,676)

(4,000)	Cerner Corporation, (2)	(257,600)
	Total Health Care Technology	(303,276)

	Hotels, Restaurants & Leisure – (1.2)%

(2,400)	McDonald’s Corporation	(232,344)

(5,700)	Norwegian Cruise Line Holdings Limited, (2)	(250,173)

(3,100)	Starbucks Corporation	(251,751)

(1,400)	Wynn Resorts Ltd	(250,054)
	Total Hotels, Restaurants & Leisure	(984,322)

	Household Durables – (1.6)%

(9,800)	D.R. Horton, Inc.	(249,802)

(2,600)	Lennar Corporation, Class A	(122,824)

(1,600)	Mohawk Industries Inc., (2)	(245,744)

(11,700)	Pulte Corporation	(253,071)

(12,200)	Taylor Morrison, (2)	(235,948)

(7,200)	Toll Brothers Inc., (2)	(251,928)
	Total Household Durables	(1,359,317)

	Household Products – (0.9)%

(3,700)	Colgate-Palmolive Company	(257,483)

(2,100)	Kimberly-Clark Corporation	(244,839)

(2,800)	Procter & Gamble Company	(253,204)
	Total Household Products	(755,526)

	Industrial Conglomerates – (0.3)%

(9,200)	General Electric Company	(243,708)

	Insurance – (0.5)%

(4,100)	Arthur J. Gallagher & Co.	(196,595)

(8,100)	FNF Group	(262,440)
	Total Insurance	(459,035)

	Internet & Catalog Retail – (0.6)%

(800)	Amazon.com, Inc., (2)	(270,912)

(200)	priceline.com Incorporated, (2)	(232,038)
	Total Internet & Catalog Retail	(502,950)

	Internet Software & Services – (1.6)%

(1,100)	CoStar Group, Inc., (2)	(187,286)

(500)	Google Inc., Class A, (2)	(274,540)

(500)	Google Inc., Class C Shares, (2)	(270,915)

(1,100)	LinkedIn Corporation, Class A Shares, (2)	(248,897)

(6,700)	Pandora Media, Inc., (2)	(131,722)

(6,300)	Twitter Inc., (2)	(262,962)
	Total Internet Software & Services	(1,376,322)

52	Nuveen Investments

Shares	Description (1)	Value

	Machinery – (0.9)%

(2,600)	Illinois Tool Works, Inc.	$(246,818)

(6,400)	Navistar International Corporation, (2)	(229,120)

(3,700)	PACCAR Inc.	(247,974)
	Total Machinery	(723,912)

	Media – (0.6)%

(10,900)	Dreamworks Animation SKG Inc., (2)	(259,856)

(6,200)	Thomson Corporation	(245,520)
	Total Media	(505,376)

	Metals & Mining – (0.9)%

(13,500)	Alcoa Inc.	(233,415)

(300)	Allegheny Technologies, Inc.	(10,107)

(4,300)	Carpenter Technology Inc.	(216,806)

(8,200)	Southern Copper Corporation	(245,590)

(3,600)	Tahoe Resources Inc.	(57,492)
	Total Metals & Mining	(763,410)

	Multiline Retail – (0.0)%

(800)	Sears Holding Corporation, (2)	(28,880)

	Multi-Utilities – (0.9)%

(3,500)	Dominion Resources, Inc.	(253,925)

(6,000)	NiSource Inc.	(251,040)

(2,300)	Sempra Energy	(256,979)
	Total Multi-Utilities	(761,944)

	Oil, Gas & Consumable Fuels – (3.3)%

(2,600)	Anadarko Petroleum Corporation	(205,790)

(4,800)	Antero Resources Corporation, (2)	(225,216)

(3,500)	Cabot Oil & Gas Corporation	(115,640)

(3,500)	Cheniere Energy Inc., (2)	(230,965)

(24,000)	Cobalt International Energy, Inc., (2)	(216,000)

(5,800)	CONSOL Energy Inc.	(226,954)

(1,500)	EQT Corporation	(136,470)

(2,400)	Exxon Mobil Corporation	(217,296)

(4,200)	Golar LNG, Limited	(174,384)

(2,600)	Noble Energy, Inc.	(127,868)

(3,700)	ONEOK, Inc.	(200,392)

(1,500)	Pioneer Natural Resources Company	(214,845)

(1,000)	Range Resources Corporation	(65,650)

(3,800)	Teekay Shipping Corporation	(188,936)

(4,600)	Williams Companies, Inc.	(238,050)
	Total Oil, Gas & Consumable Fuels	(2,784,456)

Nuveen Investments	53

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – (1.0)%

(900)	Actavis PLC, (2)	$(243,549)

(2,400)	Endo International PLC, (2)	(175,608)

(3,500)	Hospira Inc.	(208,740)

(1,600)	Perrigo Company	(256,304)
	Total Pharmaceuticals	(884,201)

	Professional Services – (0.4)%

(3,800)	Nielsen Holdings N.V	(158,726)

(1,900)	Towers Watson & Company, Class A Shares	(214,624)
	Total Professional Services	(373,350)

	Semiconductors & Semiconductor Equipment – (1.4)%

(4,400)	Analog Devices, Inc.	(240,416)

(2,800)	Avago Technologies Limited	(261,520)

(4,900)	First Solar Inc., (2)	(239,120)

(1,300)	SunEdison Inc., (2)	(28,145)

(8,700)	SunPower Corporation, (2)	(244,992)

(2,700)	Texas Instruments Incorporated	(146,934)
	Total Semiconductors & Semiconductor Equipment	(1,161,127)

	Software – (1.6)%

(7,200)	FireEye Inc., (2)	(218,088)

(1,500)	NetSuite Inc., (2)	(158,625)

(4,300)	Salesforce.com, Inc., (2)	(257,441)

(2,200)	ServiceNow Inc., (2)	(140,712)

(2,700)	Splunk Inc., (2)	(181,170)

(2,900)	Workday Inc., Class A, (2)	(252,445)

(47,700)	Zynga Inc., (2)	(124,020)
	Total Software	(1,332,501)

	Specialty Retail – (0.4)%

(3,900)	CarMax, Inc., (2)	(222,222)

(3,000)	GNC Holdings Inc.	(132,660)
	Total Specialty Retail	(354,882)

	Textiles, Apparel & Luxury Goods – (0.3)%

(2,000)	Kate Spade & Company, (2)	(64,060)

(1,200)	PVH Corporation	(152,568)
	Total Textiles, Apparel & Luxury Goods	(216,628)

	Tobacco – (0.2)%

(3,900)	Altria Group, Inc.	(196,014)

	Trading Companies & Distributors – (0.2)%

(2,400)	Fastenal Company	(108,480)

(200)	W.W. Grainger, Inc.	(49,136)
	Total Trading Companies & Distributors	(157,616)

54	Nuveen Investments

Shares	Description (1)	Value

	Water Utilities – (0.2)%

(6,600)	Aqua America Inc.	$(175,428)

	Wireless Telecommunication Services – (0.5)%

(51,100)	Sprint Corporation, (2)	(261,632)

(7,100)	T-Mobile US Inc., (2)	(207,249)
	Total Wireless Telecommunication Services	(468,881)
	Total Common Stocks Sold Short (proceeds $24,028,466)	(24,870,339)
	Other Assets Less Liabilities – (0.0)%	(692)
	Net Assets – 100%	$84,792,896

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$109,234,274	$—	$—	$109,234,274
Short-Term Investments:
Repurchase Agreements	—	429,653	—	429,653
Common Stocks Sold Short	(24,870,339)	—	—	(24,870,339)
Total	$84,363,935	$429,653	$—	$84,793,588

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding common stocks sold short) was $99,865,902.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$11,216,267
Depreciation	(1,418,242)
Net unrealized appreciation (depreciation) of investments	$9,798,025

Nuveen Investments	55

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $36,054,899 have been pledged as collateral for Common Stocks Sold Short.

56	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2015